The Company and a Summary of its Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Revenues Disaggregated by Revenue Source
The following tables present the Company’s revenues disaggregated by revenue source during the three months ended September 30, 2019 and 2018, respectively, and during the nine months ended September 30, 2019 and 2018, respectively (in thousands):

	Three Months Ended September 30,
	2019	2018
Assay Revenue
PLA Test	$385	$321
Contract Revenue
Adhesive Patch kits	101	103
RNA Extractions	—	144
Project Management Fees	79	55
Other	—	18

Total Revenue	$565	$641

	Nine Months Ended September 30,
	2019	2018
Assay Revenue
PLA Test	$905	$853
Contract Revenue
Adhesive Patch kits	436	323
RNA Extractions	200	396
Project Management Fees	232	154
Other	2	87

Total Revenue	$1,775	$1,813

Assumptions Used to Estimate Fair Value of Each Option for Employees on Date of Grant
The fair value of each option for employees was estimated on the date of grant using the following assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Assumed risk-free interest rate	1.68%	2.77%	1.68% - 2.50%	2.46% - 2.94%
Assumed volatility	73.50%	77.27%	73.20% - 73.50%	77.27% - 78.25%
Expected option term	6.02 years	6.02 years	6.02 - 6.08 years	5.76 - 6.04 years
Expected dividend yield	—	—	—	—

The fair value of each option for employees was estimated on the date of grant using the following assumptions:

Year ended December 31
	2018	2017
Assumed risk-free interest rate	2.46%–3.00%	1.92%–2.08%
Assumed volatility	72.30%–78.25%	59.95%–64.47%
Expected option term	5.76–6.04 years	5.95–6.06 years
Expected dividend yield	—	—

Summary of Assets and Liabilities Measured at Fair Value On Recurring Basis
The following table provides a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018 (in thousands):

	December 31, 2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative liability	$—	$—	$2,880	$2,880

Total liabilities	$—	$—	$2,880	$2,880

The following table provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018 (in thousands):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative liability	$—	$—	$2,880	$2,880

Total liabilities	$—	$—	$2,880	$2,880